Basis of Preparation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2024
Basis of Preparation of the Consolidated Financial Statements [Abstract]
Basis of Preparation of the Consolidated Financial Statements

Note 2 - Basis of Preparation of the Consolidated Financial Statements

A.	Statement of compliance with International Financial Reporting Standards

The Group has prepared the consolidated financial statements in accordance with IFRS Accounting Standards (hereinafter: “IFRS”), as issued by the International Accounting Standard Board (“IASB”).

These consolidated financial statements were approved by the board of directors on March 6, 2025.

B.	Functional and presentation currency

These consolidated financial statements are presented in US dollars (USD), which is the Group’s functional currency, rounded to the nearest one thousand, unless otherwise noted. The USD is the currency that represents the principal economic environment in which the Group operates.

C.	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following assets and liabilities:

●	Financial instruments and derivatives measured at fair value through profit or loss;

●	Provisions;

●	Liabilities for employee benefits

For further information regarding the measurement of these assets and liabilities see Note 3 regarding material accounting policies.

D.	Use of estimates and judgment

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Management prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. The preparation of accounting estimates used in the preparation of the Group’s consolidated financial statements requires management of the Group to make assumptions regarding circumstances and events that involve considerable uncertainty. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about assumptions made by the Group with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in the next financial year are included in the following notes:

Estimate	Principal assumptions	Possible effects	Reference
Assessment of probability of contingent liabilities	Whether it is more likely than not that an outflow of economic resources will be required in respect of legal claims pending against the Company and its investees	Reversal or creation of a provision for a claim	For information on the Company’s exposure to claims see Note 12B regarding contingent liabilities

Recoverability of intangible assets	The discounted cash flows method includes assumptions such as future expenses, future revenues, success rates (in respect of transition between phases of the R&D of the clinical trials until reaching regulatory approval and marketing) and discount rate.	Impairment of the in-process research and development in profit or loss	See Note 4 regarding Intangible assets

Determination of fair value

Preparation of the financial statements requires the Group to determine the fair value of certain assets and liabilities. The Group’s management regularly reviews significant unobservable inputs and valuation adjustments, including obtaining valuations prepared by third parties and assessing the evidence to support the conclusion that these valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which the valuations should be classified.

When determining the fair value of an asset or liability, the Group uses market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

-	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

-	Level 2: inputs other than quoted prices included in Level 1 that are observable, either directly or indirectly.

-	Level 3: inputs that are not based on observable market data (unobservable inputs).

Further information about the assumptions made in measuring fair value of share-based payments, intangible assets and financial instruments are included in Note 10, Note 4 and Note 18, respectively.

E.	Exchange rates and linkage bases

Balances in foreign currency (mainly the New Israeli Shekel, or NIS) or linked thereto are included in the consolidated financial statements at the representative exchange rates, as published by the Bank of Israel, which were prevailing as of the statement of financial position date.

Data on exchange rates are as follows:

Representative
exchange rate of USD
(NIS/USD 1)
Date of consolidated financial statements:
December 31, 2024	3.647
December 31, 2023	3.627
December 31, 2022	3.519

%
Changes in exchange rates for the year ended:
December 31, 2024	0.5
December 31, 2023	3
December 31, 2022	13

F.	Change in accounting policy

Amendment to IAS 1, Presentation of Financial Statements: Classification of liabilities as current or non-current

The amendment replaces the specific classification requirement of certain liabilities as current or non-current. According to the amendment, a liability will be classified as non-current when the entity has a right to defer payment for a period of at least 12 months after the reporting period, which is “substantive” (Substance) and which exists at the end of the reporting period. The amendment clarifies that the conversion right of a liability will affect the classification of the instrument as a whole as current or non-current unless the conversion component is equity. The amendment is affective retrospectively for reporting periods beginning on or after January 1, 2024.

As a result of implementing the amendment, the Company changed its policy regarding the classification of warrants classified as a liability. Prior to the implementation of the amendment, when classifying the warrants as current or non-current, the conversion options of the counterparty were not considered. Following the implementation of the amendment, since the warrants include a conversion component, the Company takes into account the possible date at which the warrants can be converted, when classifying the warrants as current or non-current. Since the conversion option can be exercised within 12 months after the reporting period, the Company retrospectively classified the warrants as a current liability.